Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 426,124	$ 192,050
Total assets	4,407,041	3,010,516
Current liabilities	370,027	206,974
Non-current liabilities	2,311,115	1,454,722
Net income	435,121	8,877	$ 98,999
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	12,468	46,006
Non-current assets	92,770	516,171
Total assets	105,238	562,177
Current liabilities	6,576	30,148
Non-current liabilities	58,110	346,994
Total liabilities	64,686	377,142
Voyage revenue	43,088	96,533	85,954
Net income	$ 27,617	$ 39,433	$ 28,040